Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2019
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 -	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Furthermore, it should be noted that the Company elected to apply the exemption regarding the recognition of short-term leases and leases in which the value of the underlying asset is low.

The weighted average of lessee's incremental annual borrowing rate applied to the lease liabilities was 13.70%.

The effect upon first-time implementation on the Company's consolidated statement of financial position are: right-of-use lease assets of approximately $166 thousand, current lease liabilities of approximately $97 thousand and non-current lease liabilities of approximately $69 thousand.

a.	Financial risk management:

Financial risk factors

The Company's activities expose it to a variety of financial risks: credit risk and liquidity risk. The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance.

Risk management is carried out by the Company's finance department in accordance with a policy approved by the Board of Directors. The Company's finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

1)	Credit risks

Most of the Company's credit risks arise from short-term deposits and trade receivables. The Company mitigates the risk by ensuring it has sufficient funds to meet its needs and by selling to customers of high credit quality.

No credit limits were exceeded in 2019 and 2018 and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

2)	Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel ("NIS"). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency.

The Company hedges and minimizes the foreign exchange risk by ensuring that the amounts of net current assets at a specific point in time correspond to the amount of current liabilities at that point in time.

3)	Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed.

4)	Coronavirus

For details on the possible effect of the spread of the corona virus, see note 25(c).

Cash flow forecasting is performed by the Company's finance department on a consolidated basis. The Company monitors rolling forecasts of the Company's liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management are invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at balance sheet date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2019:
Contingent consideration	2,170	-
Short-term loan	4	-
Convertible debentures	7,151	-
Lease liabilities	184	324
IIA liability	8	108
Trade payables and other payables	1,790	-
	11,307	432
December 31, 2018:
IIA liability	49	82
Trade payables and other payables	1,054	-
	1,103	82

b.	Fair value estimation:

Below is analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 1 financial instruments:

As of December 31, 2019 the Company has no financial asset or liability measured at level 1. As of December 31, 2018, the Company had a derivative financial liability in amount of $729 thousand.

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis.

Level 3 financial instruments:

The Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria as of December 31, 2019 and 2018.

c.	Fair value measurements based on unobservable data (level 3):

The Company evaluated the fair value of convertible debentures, contingent consideration, derivative financial instruments and anti-dilution feature that were issued in connection with capital raising transactions.

The following table presents the changes in level 3 instruments for each of the three years in the period ended December 31, 2019:

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Changes in fair value recognized within profit or loss	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1, see Note 15(e)	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2017	94	-	94
Initial recognition	315	1,958	2,273
Changes in fair value recognized within profit or loss	283	(1,897)	(1,614)
Balance as of December 31, 2017	692	61	753

Financial instruments:

Financial assets at amortized cost
December 31, 2019	U.S. dollars in thousands
Assets:
Cash and cash equivalents	4,341
Trade receivable and other receivables (excluding prepaid expenses)	970
Long-term deposit	44
Restricted deposits	29
5,384

Financial assets at amortized cost
December 31, 2018	U.S. dollars in thousands
Assets:
Cash and cash equivalents	3,717
Trade receivable and other receivables (excluding prepaid expenses)	910
Restricted deposits	104
4,731

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
December 31, 2019	U.S. dollars in thousands
Liabilities:
Short-term loan	-	4	4
Contingent consideration	2,170	-	2,170
Convertible debentures	7,151		7,151
Lease liabilities	-	508	508
Trade payables and other payables	-	1,790	1,790
IIA liability	-	116	116
Derivative financial instruments	1,637		1,637
	10,958	2,418	13,376
December 31, 2018
Liabilities:
Trade payables and other payables	-	1,054	1,054
IIA liability	-	131	131
Derivative financial instruments	729	-	729
	729	1,185	1,914

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

d.	Valuation processes of the Company:

Set forth below are details regarding the valuation processes of the Company:

1)	Series 1 warrants and series 2 warrants - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 15. For details, see Note 15(b).

2)	2017 anti-dilution feature - the Company used the binomial share price model for a period of 12 months, using the following principal assumptions: expected volatility between 52.53% - 69.82%, risk-free interest between 0.01% - 0.11%, expected term between 0.11 - 0.45 years and a 75% probability of capital raise during February - April 2017 and between 10% - 100% probability of capital raise during April - June 2018. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 14(c).

3)	2018 anti-dilution feature - the Company used the binomial share price model for a period of 24 months, using the following principal assumptions: expected volatility between 69.88 - 70.78%, risk-free interest between 0.37% - 0.47%, expected term between 1.9 - 2 years and 100% probability of capital raise until June 2020. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 15(c).

4)	Series A warrants, which were issued on August 21, 2018, as part of an underwritten public offering - the Company used the Black-Scholes model, using the following principal assumptions: expected volatility of 77.17%, risk-free interest of 2.77%, expected term of 6 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration. For details, see Note 15(e).

5)	Series B warrants, which were issued on August 21, 2018, as part of an underwritten public offering, until December 19, 2018 - the Company used the binomial share price model for a period of 120 days, using the following principal assumptions: expected volatility between 89.17% - 104.11%, risk-free interest between 2.18% - 2.12%, expected term between 0.22 - 0.33 years. For details, see Note 15(e).

6)	Series B warrants, which were issued on August 21, 2018, as part of an underwritten public offering, as of December 19, 2018 - level 1 financial instruments measured at fair value through profit or loss. For details, see Note 15(e).

7)	Options to employees and advisors. For details, see Note 14.

8)	Convertible debentures - the Company used the binomial share price model for a period of 18 months, using the following principal assumptions: expected volatility between 98.05 - 98.84%, risk-free interest between 1.95% - 2.42%, expected term of 1.5 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration.

9)	Derivative financial instruments - the Company used the binomial share price model for a periods of 1.5 and 5 years, using the following principal assumptions: expected volatility between 83.32% - 85.42%, risk-free interest between 1.58% - 2.38%, expected term of 1.5, and 5 years. The Company also used the Black-Scholes model, using the following principal assumptions: expected volatility of 84.40%, risk-free interest of 1.76%, expected term of 5.5 years. The liability amount is adjusted at each quarter end based on the then relevant assumptions, until the earlier of full exercise or expiration.

10)	Contingent consideration - the Company used the Monte Carlo method for a period of 6 months, using the following principal assumptions: expected volatility 51.9%, risk-free interest 1.88%.